Capital Stock	12 Months Ended
Dec. 31, 2011
Capital Stock [Abstract]
Capital Stock

NOTE 14 CAPITAL STOCK

The authorized capital stock at both December 31, 2011 and 2010, consisted of 990,850,000 shares of common stock, $1 par value; 400,000 shares of cumulative $4 preferred stock, without par value (stated value $100 per share);

and 8,750,000 shares of serial preferred stock, $1 par value. The serial preferred stock is issuable in one or more series by the Board of Directors without further shareholder action.

The following is a rollforward of shares of common stock for the three years ended December 31, 2011, 2010 and 2009:

	Common Stock
In thousands	Issued	Treasury
Balance at January 1, 2009	433,556	6,058
Issuance of stock for various plans, net	3,466	(3,484)
Repurchase of stock	0	1,288

Balance at December 31, 2009	437,022	3,862
Issuance of stock for various plans, net	1,849	(3,796)
Repurchase of stock	0	1,168

Balance at December 31, 2010	438,871	1,234
Issuance of stock for various plans, net	1	(326)
Repurchase of stock	0	1,013

Balance at December 31, 2011	438,872	1,921